CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from operations	$ (7,322)	$ (15,032)	$ (42,556)
Less: net loss from discontinuing operations			(29,712)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities of continuing operations:
Share-based compensation expense	934	910	712
Depreciation and amortization	137	99	103
Deferred taxes benefits	15	(156)	122
Credit loss		173	81
Loss on disposal of property and equipment			(82)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(5,007)	(3,822)	(1,080)
Operating lease right-of-use assets	(2,165)	46	801
Other non-current assets	(67)	(32)	5
Advances from students	17,850	12,047	12,293
Accrued expenses and other liabilities	589	1,868	2,236
Operating lease liabilities	2,052	(103)	(898)
Taxes payable	40	873	91
Amount due to related parties	(1,224)	3,688	389
Net cash provided by operating activities from continuing operations	5,832	559	1,929
Net cash used in operating activities from discontinued operations			(47,630)
Net cash (used in)/provided by operating activities	5,832	559	(45,701)
Cash flows from investing activities :
Purchases of property and equipment	(308)	(287)	(5)
Placement of time deposits	(2,231)	(2,094)	(4,872)
Withdrawal of time deposits	3,007	4,830	17,614
Proceeds from disposal of property and equipment			106
Repayment of investment to China Mainland Business			(20,484)
Net cash (used in)/provided by investing activities from continuing operations	468	2,449	(7,641)
Net cash provided by investing activities from discontinued operations			10,149
Net cash provided by investing activities	468	2,449	2,508
Cash flows from financing activities of continuing operations:
Capital injection from noncontrolling interests	240
Net cash provided by financing activities from continuing operations	240
Net cash provided by financing activities from discontinued operations			20,484
Net cash provided by financing activities	240		20,484
Effect of exchange rate changes on cash and cash equivalents	(80)	104	(714)
Net (decrease)/increase in cash and cash equivalents	6,460	3,112	(23,423)
Cash and cash equivalents at the beginning of the year	21,298	18,186	41,609
Cash and cash equivalents at the end of the year	27,758	21,298	18,186
Supplemental disclosure of cash flow information from continuing operations
Cash paid for income taxes	206	42	56
Non-cash supplemental investing activities from continuing operations
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,221	$ 441	$ 863